Jacob Discovery Fund
Schedule of Investments (+)
May 31, 2021 (Unaudited)

Shares			Value
		COMMON STOCKS - 93.3%
		Advertising - 0.5%
230,000		IZEA Worldwide, Inc. *	$639,400
		Advertising Agencies - 1.9%
448,541		SRAX, Inc. *	2,220,278
		Amusement & Recreation Services - 2.0%
121,000		Esports Entertainment Group, Inc. *^	1,381,820
210,000		Super League Gaming, Inc. *	959,700
			2,341,520
		Apparel and Accessory Stores - 0.8%
70,800		Tilly's, Inc. - Class A *	967,128
		Biological Products (No Diagnostic Substances) - 4.5%
68,100		Aerie Pharmaceuticals, Inc. *	1,109,349
200,000		IMV, Inc. *^	486,000
13,400		Krystal Biotech, Inc. *	874,216
137,400		Mesoblast Ltd. - ADR * ^	1,062,102
162,000		Precision BioSciences, Inc. *	1,705,860
			5,237,527
		Bottled and Canned Soft Drinks and Carbonated Waters - 0.7%
770,000		Reed's, Inc. *	762,300
		Business Services - 5.1%
94,793		OptimizeRx Corp. *	4,656,232
200,000		Triterras, Inc. - Class A*^	1,238,000
			5,894,232
		Calculating & Accounting Machines (No Electronic Computers) - 2.3%
218,600		Cantaloupe, Inc. *	2,669,106
		Communications Equipment - 1.7%
299,599		Powerfleet, Inc. *	2,019,297
		Computer Communications Equipment - 1.9%
406,879		Lantronix, Inc. *	2,262,247
		Computer Peripheral Equipment - 7.3%
211,000		Identiv, Inc. *	3,287,380
169,174		Immersion Corp. *	1,446,438
72,200		Impinj, Inc. *	3,758,010
			8,491,828
		Computer Processing & Data Preparation - 3.1%
136,000		Castlight Health, Inc. - Class B *	247,520
228,958		Park City Group, Inc. *	1,371,458
109,000		Sohu.com Ltd. - ADR *^	1,921,670
			3,540,648
		Computer Programming Services - 1.2%
350,000		Scout Gaming Group AB - (SEK) *^	1,340,294
		Direct Mail Advertising Services - 2.4%
200,677		SharpSpring, Inc. *	2,739,241
		Eating Places - 0.7%
390,000		Waitr Holdings, Inc. *	791,700
		Educational Services - 1.3%
646,500		Zovio, Inc. *	1,519,275
		Electric Services - 0.7%
170,000		Transphorm, Inc. *	850,000
		Electronic Components & Accessories - 0.6%
32,000		IntriCon Corp. *	714,560
		Functions Related to Depository Banking - 1.4%
280,000		Usio, Inc. *	1,632,400
		Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.8%
700,000		BIGG Digital Assets, Inc. *^	973,000
		Gold and Silver Ores - 0.5%
900,000		Solitario Zinc Corp. *	605,250
		Help Supply Services - 1.6%
96,907		Hudson Global, Inc. *	1,823,790
		Industrial Organic Chemicals - 3.8%
214,006		Codexis, Inc. *	4,387,123
		Medical Laboratories - 3.2%
113,832		Celcuity, Inc. *	3,083,709
16,000		DermTech, Inc. *	654,720
			3,738,429
		Medicinal Chemicals and Botanical Products - 0.6%
84,000		ChromaDex Corp. *	697,200
		Metal Mining - 0.8%
350,000		Western Copper & Gold Corp. *^	917,000
		Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 0.6%
580,000		Azimut Exploration, Inc. *^	719,200
		Miscellaneous Metal Ores - 3.0%
908,000		Thunderbird Entertainment Group, Inc. *^	3,457,573
		Pharmaceutical Preparations - 16.5%
76,000		Akouos, Inc. *	992,560
340,000		Arbutus Biopharma Corp. *^	962,200
40,200		Arcturus Therapeutics Holdings, Inc. *	1,174,644
720,000		Athersys, Inc. *	1,202,400
410,000		ContraFect Corp. *	1,656,400
255,000		DiaMedica Therapeutics, Inc. *	1,889,550
43,800		Esperion Therapeutics, Inc. *	872,058
299,889		Harrow Health, Inc. *	2,758,979
41,000		Ideaya Biosciences, Inc. *	826,150
275,000		NeuBase Therapeutics, Inc. *	1,421,750
264,900		Omeros Corp. *	4,023,831
103,000		Tela Bio, Inc. *	1,415,220
			19,195,742
		Prepackaged Software - 6.9%
343,596		Inspired Entertainment, Inc. *	3,937,610
154,500		Porch Group, Inc. *	2,645,040
301,700		Qumu Corp. *	1,414,973
			7,997,623
		Real Estate - 1.4%
400,869		Leju Holdings Ltd. - ADR *^	817,773
16,630		Rafael Holdings, Inc. - Class B *	859,771
			1,677,544
		Security Brokers, Dealers & Flotation Companies - 5.0%
300,000		Voyager Digital Ltd. *	5,847,000
		Semiconductors and Related Devices - 0.9%
24,440		CEVA, Inc. *	1,096,623
		State Commercial Banks - 0.5%
16,015		First Internet Bancorp	543,229
		Surgical and Medical Instruments and Apparatus - 5.4%
244,500		Alphatec Holdings, Inc. *	3,545,250
185,000		CytoSorbents Corp. *	1,496,650
72,910		iCAD, Inc. *	1,199,369
			6,241,269
		Trucking (No Local) - 1.7%
173,000		U.S. Xpress Enterprises, Inc. - Class A *	1,944,520
		TOTAL COMMON STOCKS (Cost $96,076,045)	108,495,096

		MONEY MARKET FUND - 6.6%
7,651,166		First American Government Obligations Fund - Class X, 0.03% (a)	7,651,166
		TOTAL MONEY MARKET FUND (Cost $7,651,166)	7,651,166
		TOTAL INVESTMENTS (Cost $103,727,211) - 99.9%	116,146,262
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	119,387
		TOTAL NET ASSETS - 100.0%	$116,265,649

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(SEK)	Security denominated in Swedish Krona. Value translated into U.S. Dollars.
	(a)	7-day yield.

Jacob Discovery Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Discovery Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$19,195,742	$-	$-	$19,195,742
Computer Peripheral Equipment	8,491,828	-	-	8,491,828
Prepackaged Software	7,997,623	-	-	7,997,623
Surgical and Medical Instruments and Apparatus	6,241,269	-	-	6,241,269
Business Services	5,894,232	-	-	5,894,232
Security Brokers, Dealers & Flotation Companies	5,847,000	-	-	5,847,000
Biological Products (No Diagnostic Substances)	5,237,527	-	-	5,237,527
Industrial Organic Chemicals	4,387,123	-	-	4,387,123
Medical Laboratories	3,738,429	-	-	3,738,429
Computer Processing & Data Preparation	3,540,648	-	-	3,540,648
Miscellaneous Metal Ores	3,457,573	-	-	3,457,573
Direct Mail Advertising Services	2,739,241	-	-	2,739,241
Calculating & Accounting Machines (No Electronic Computers)	2,669,106	-	-	2,669,106
Amusement & Recreation Services	2,341,520	-	-	2,341,520
Computer Communications Equipment	2,262,247	-	-	2,262,247
Advertising Agencies	2,220,278	-	-	2,220,278
Communications Equipment	2,019,297	-	-	2,019,297
Trucking (No Local)	1,944,520	-	-	1,944,520
Help Supply Services	1,823,790	-	-	1,823,790
Real Estate	1,677,544	-	-	1,677,544
Functions Related to Depository Banking	1,632,400	-	-	1,632,400
Educational Services	1,519,275	-	-	1,519,275
Computer Programming Services	1,340,294	-	-	1,340,294
Semiconductors and Related Devices	1,096,623	-	-	1,096,623
Games, Toys & Children's Vehicles (No Dolls & Bicycles)	973,000	-	-	973,000
Apparel and Accessory Stores	967,128	-	-	967,128
Metal Mining	917,000	-	-	917,000
Electric Services	850,000	-	-	850,000
Eating Places	791,700	-	-	791,700
Bottled & Canned Soft Drinks & Carbonated Waters	762,300	-	-	762,300
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	719,200	-	-	719,200
Electronic Components & Accessories	714,560	-	-	714,560
Medicinal Chemicals and Botanical Products	697,200	-	-	697,200
Advertising	639,400	-	-	639,400
Gold and Silver Ores	605,250	-	-	605,250
State Commercial Banks	543,229	-	-	543,229
Total Common Stocks	108,495,096	-	-	108,495,096

Short Term Investment
Money Market Fund	7,651,166	-	-	7,651,166

Total Investments in Securities	$116,146,262	$-	$-	$116,146,262